S000002874 [Member] Investment Strategy - BlackRock Managed Volatility V.I. Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund uses an asset allocation strategy, investing varying percentages of its portfolio in three major categories: stocks, bonds and money market instruments. The Fund has wide flexibility in the relative weightings given to each category. The Fund seeks to provide total return through its equity, fixed-income and other investment strategies.
With respect to its equity investments, the Fund may invest in individual equity securities to an unlimited extent. The Fund may invest in common stock, preferred stock, securities convertible into common stock, non‑convertible preferred stock and depositary receipts. The Fund may invest in securities of both U.S. and non‑U.S. issuers without limit, which can be U.S. dollar-based or non‑U.S. dollar-based and may be currency hedged or unhedged. The Fund may invest in securities of companies of any market capitalization.
With respect to its fixed-income investments, the Fund may invest in individual fixed-income securities to an unlimited extent. The Fund may invest in a portfolio of fixed-income securities such as corporate bonds and notes, commercial and residential mortgage-backed securities (bonds that are backed by a mortgage loan or pools of loans secured either by commercial property or residential mortgages, as applicable), collateralized mortgage obligations (bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections), collateralized debt obligations, asset-backed securities, convertible securities, debt obligations of governments and their sub‑divisions (including those of non‑U.S. governments), other floating or variable rate obligations, municipal obligations and zero coupon debt securities. The Fund may also invest a significant portion of its assets in non‑investment grade bonds (commonly called “junk” bonds or distressed securities), non‑investment grade bank loans, foreign bonds (both U.S. dollar- and non‑U.S. dollar-denominated) and bonds of emerging market issuers. The Fund may invest in non‑U.S. dollar-denominated bonds on a currency hedged or unhedged basis.
With respect to its cash investments, the Fund may hold high quality money market securities, including short term U.S. Government securities, U.S. Government agency securities, securities issued by U.S. Government-sponsored enterprises and U.S. Government instrumentalities, bank obligations, commercial paper, including asset-backed commercial paper, corporate notes and repurchase agreements. The Fund may invest a significant portion of its assets in money market funds, including those advised by BlackRock or its affiliates.
The Fund may invest in derivatives, including, but not limited to, interest rate, total return and credit default swaps, options, futures, options on futures and swaps and foreign currency transactions (including swaps), for hedging purposes, as well as to increase the return on its portfolio investments. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movement in the value of non‑U.S. currencies.
The Fund may invest in indexed and inverse floating rate securities.
The Fund may invest in U.S. and non‑U.S. real estate investment trusts (“REITs”), structured products (including, but not limited to, structured notes, credit linked notes and participation notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities) and floating rate securities (such as bank loans).
The Fund incorporates a volatility control process that seeks to reduce risk when the portfolio’s volatility is expected to exceed 10%. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index. Volatility may result in rapid and dramatic price swings. While BlackRock attempts to manage the Fund’s volatility to stabilize performance, there can be no guarantee that the Fund will be successful. The Fund may without limitation allocate assets into cash or short-term fixed-income securities, and away from riskier assets such as equity and high yield fixed-income securities. At any given time, the Fund may be invested entirely in equities, fixed-income or cash. As part of its attempt to manage the Fund’s volatility exposure, during certain periods the Fund may make significant investments in index futures or other derivative instruments designed to reduce the Fund’s exposure to portfolio volatility. The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.